Related Party Transaction - Additional Information (Details) - Purong Information - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2018	Dec. 31, 2018
Mr. Yunlong Sha
Related Party Transaction [Line Items]
Amount advanced to related parties	¥ 180,000
Accrued interest rate		9.00%
Shanghai Trustbridge
Related Party Transaction [Line Items]
Percentage of equity interest with preferential feature repurchase	5.00%